Summary of Significant Accounting Policies - Tax Receivable Agreements (Detail)	12 Months Ended
Dec. 31, 2013 Agreement
Accounting Policies [Abstract]
Number of Tax Receivable Agreements	2
TRA percent of savings to be paid to shareholders	85.00%
TRA percent of savings to be retained by entity	15.00%
TRA percent of savings to be paid to shareholders	125 days
Tax Receivable Agreements Basis Spread On Variable Rate	1.00%